Long-term debt, Refinancing and Hayfin Loan Facility (Details) $ in Millions		12 Months Ended
	Jun. 25, 2019 USD ($) rig	Dec. 31, 2019 USD ($)	Jan. 30, 2021	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Credit Facility [Abstract]
Book value of jackup rigs pledged as collateral for long-term debt facilities		$ 2,586.5		$ 2,822.3
Hayfin Loan Facility
Credit Facility [Abstract]
Face amount	$ 195.0
Number of jack-up rigs secured by mortgage | rig	3
Minimum liquidity equal to interest period		3 months
Interest payable					$ 2.4
Pledged collateral amount				195.0
Book value of jackup rigs pledged as collateral for long-term debt facilities				$ 379.1
Hayfin Loan Facility | Subsequent Event
Credit Facility [Abstract]
Percentage covered for aggregate outstanding facility, amount			140.00%
Hayfin Loan Facility | Period 1
Credit Facility [Abstract]
Percentage covered for aggregate outstanding facility, amount	175.00%